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ANGELIQUE A. KOURNETAS

Member of Ontario, Canada Bar
Direct Dial (212) 506-2682


                                                             May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Desk

                           Re:  OCC Cash Reserves, Inc.
                           Securities Act Registration No. 33-29070
                           Investment Company Registration No. 811-05731

Dear Sir or Madam:

         Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the "1933 Act"), on behalf of OCC Cash Reserves, Inc., we transmit this letter herewith to certify that the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 21 to Registrant's registration statement on Form N-1A, Amendment No. 24 under the Investment Company Act of 1940, filed with the Commission electronically on March 29, 2000.

         Please contact the undersigned at the above-referenced number with any questions or comments.

                                                     Very truly yours,



                                                     /s/ Angelique A. Kournetas